INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES	NOTE 6: - INVENTORIES

	December 31,
	2024	2023
Raw materials and work in progress	$30,847	$26,703
Finished goods	68,963	57,403
Total	$99,810	$84,106